Equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital
Share Capital	R$ 6,241,753	R$ 6,241,753
Number of shares outstanding	1,105,826,145
Percentage of common shares	100.00%
Maximum authorized increase in number of common shares	780,119,712
Treasury shares
Share Capital
Number of shares outstanding	12,042,004
Percentage of common shares	1.09%
BRAZIL
Share Capital
SUZB3 common shares quoted (per share)	R$ 38.08	R$ 18.69
Suzano Holding S.A.
Share Capital
Number of shares outstanding	367,612,234
Percentage of common shares	33.24%
Controlling Shareholders
Share Capital
Number of shares outstanding	185,693,440
Percentage of common shares	16.80%
Suzano Holding S.A. and Controlling Shareholders
Share Capital
Number of shares outstanding	553,305,674
Percentage of common shares	50.04%
Management
Share Capital
Number of shares outstanding	69,918,251
Percentage of common shares	6.32%
BNDESPAR
Share Capital
Number of shares outstanding	75,909,985
Percentage of common shares	6.86%
Mondrian Investment Partners
Share Capital
Number of shares outstanding	72,878,900
Percentage of common shares	6.59%
Others shareholders
Share Capital
Number of shares outstanding	321,771,331
Percentage of common shares	29.10%